Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD CAD in Millions	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt	CAD 21,219		CAD 11,244
Less: Deferred financing costs and debt discounts	(151)		(76)
Less: Current installments of long-term debt	(251)		(384)
Long-term debt	CAD 20,817		CAD 10,784
Credit facility
Debt Instrument [Line Items]
Weighted average rate (percent)	1.80%		1.50%
Less: Current installments of long-term debt	CAD (61)		CAD (71)
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	973		551
REGULATED | Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	CAD 508
REGULATED | ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.81%
Total long-term debt	CAD 1,994		0
REGULATED | ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.19%
Total long-term debt	CAD 638		0
REGULATED | ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.80%
Total long-term debt	CAD 3,160		0
REGULATED | ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Debt Instrument [Line Items]
Stated interest rate (percent)	6.00%	6.00%
Total long-term debt	CAD 267		CAD 0
REGULATED | UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	3.87%		3.83%
Total long-term debt	CAD 827		CAD 852
REGULATED | UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.26%		4.26%
Total long-term debt	CAD 1,511		CAD 1,557
REGULATED | Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.25%		4.30%
Total long-term debt	CAD 768		CAD 728
REGULATED | FortisBC Energy | Secured | Fixed Rate Secured Purchase Money Mortgages
Debt Instrument [Line Items]
Weighted average rate (percent)	10.30%		10.30%
Total long-term debt	CAD 0		CAD 200
REGULATED | FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.24%		5.73%
Total long-term debt	CAD 2,220		CAD 1,770
REGULATED | FortisBC Energy | Loan | Government Loan
Debt Instrument [Line Items]
Total long-term debt	CAD 0		CAD 5
REGULATED | FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	4.82%		4.95%
Total long-term debt	CAD 1,834		CAD 1,684
REGULATED | FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Stated interest rate (percent)	8.80%		8.80%
Total long-term debt	CAD 25		CAD 25
REGULATED | FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.22%		5.36%
Total long-term debt	CAD 635		CAD 660
REGULATED | Eastern Canadian | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.48%		6.72%
Total long-term debt	CAD 516		CAD 553
REGULATED | Eastern Canadian | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.19%		7.18%
Total long-term debt	CAD 195		CAD 167
REGULATED | Eastern Canadian | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	6.11%		6.11%
Total long-term debt	CAD 104		CAD 104
REGULATED | Caribbean Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.92%		4.89%
Total long-term debt	CAD 499		CAD 467
NON-REGULATED | Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	CAD 465
NON-REGULATED | Corporate | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	6.50%		6.49%
Total long-term debt	CAD 200		CAD 201
NON-REGULATED | Corporate | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.43%		4.43%
Total long-term debt	CAD 4,353		CAD 1,720
NON-REGULATED | Corporate | Unsecured | Fixed Rate 2.85% Senior Notes
Debt Instrument [Line Items]
Stated interest rate (percent)	2.85%
Total long-term debt	CAD 500		CAD 0